EQ ADVISORS TRUSTSM

1290 VT SmartBeta Equity ESG Portfolio

1290 VT High Yield Bond Portfolio

EQ/Core Plus Bond Portfolio

SUPPLEMENT DATED AUGUST 5, 2025 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding changes to the control person of AXA Investment Managers US Inc. (“AXA IM”), a sub-adviser to the 1290 VT SmartBeta Equity ESG Portfolio, an allocated portion of the 1290 VT High Yield Bond Portfolio and an allocated portion of the EQ/Core Plus Bond Portfolio.

Effective on July 1, 2025, AXA IM, an indirect wholly-owned subsidiary of AXA Investment Managers, S.A., which was a wholly-owned subsidiary of the AXA Group, was acquired by BNP Paribas Cardif S.A. As a result of this change, the section of the 1290 VT SmartBeta Equity ESG Portfolio’s and 1290 VT High Yield Bond Portfolio’s Prospectus entitled “Management of the Trust — The Sub-Advisers — AXA Investment Managers US Inc.” is hereby deleted in its entirety and replaced with the following information:

AXA Investment Managers US Inc. (“AXA IM”), 400 Atlantic Street, Suite 1000, Stamford, Connecticut 06901, serves as the Sub-Adviser to the 1290 VT SmartBeta Equity ESG Portfolio and a portion of the Active Allocated Portion of the 1290 VT High Yield Bond Portfolio. AXA IM is a wholly-owned subsidiary of BNP Paribas Cardif S.A. As of June 30, 2025, AXA IM had approximately $93.5 billion in assets under management.

The section of the EQ/Core Plus Bond Portfolio’s Prospectus entitled “Management of the Trust — The Sub-Advisers — AXA Investment Managers US Inc.” is hereby deleted in its entirety and replaced with the following information:

AXA Investment Managers US Inc. (“AXA IM”), 400 Atlantic Street, Suite 1000, Stamford, Connecticut 06901 serves as Sub-Adviser to the portion of the EQ/Core Plus Bond Portfolio allocated to AXA IM. AXA IM is a wholly-owned subsidiary of BNP Paribas Cardif S.A. As of June 30, 2025, AXA IM had approximately $93.5 billion in assets under management.

The table in the section of the SAI entitled “Investment Management and Other Services — The Sub-Advisers” is hereby amended as follows:

Portfolio	Name and Control Persons of the Sub-Adviser
1290 VT SmartBeta Equity ESG Portfolio	AXA IM is a wholly-owned subsidiary of BNP Paribas Cardif S.A.
1290 VT High Yield Bond Portfolio	AXA IM is a wholly-owned subsidiary of BNP Paribas Cardif S.A.
EQ/Core Plus Bond Portfolio	AXA IM is a wholly-owned subsidiary of BNP Paribas Cardif S.A.